Loans and financing (Tables)	12 Months Ended
Dec. 31, 2017
Loans and financing
Schedule of loans and financing
	December 31,
	2017	2016

Loans	3,287.4	2,848.3
Debentures	202.5	1,186.2

	3,489.9	4,034.5

Non-current	2,921.7	3,049.3

Current	568.2	985.2

Schedule of loans

	Guarantees	Interest		Final maturity	December 31, 2017	December 31, 2016

Denominated in foreign currency - US$
Purchase of aircraft	Chattel mortgage	LIBOR plus “spread” of 2.55% to 4.00% p.a.		03/2025	124.4	518.8

Finance lease	Chattel mortgage	LIBOR plus spread of 2.05% to 5.50% p.a.		12/2027	1,108.3	1,250.7

Working capital (*) (**) (a)	Receivables of Azul and cash collateral	LIBOR plus fixed interest of 2.39% to 5.86% p.a. and fixed to 5.90%p.a		04/2024	1,377.1	351.2

FINIMP	Letter of Credit	5.4% p.a	.	11/2017	—	23.0

Denominated in local currency - R$
Purchase of aircraft (FINEM, FINAME) (*)	Investments and chattel mortgage of aircraft	Fixed of 3.50% to 6.50% p.a.		05/2025	258.4	372.5

Working capital	Receivables of Azul	5.0% fixed p.a to 126% of CDI		07/2021	412.1	320.0

Finance lease	Chattel mortgage	CDI plus fixed spread of 3.87% p.a.		04/2019	7.1	12.1

Total in R$					3,287.4	2,848.3

Current position					405.6	740.7

Non-current position					2,881.8	2,107.6

(*)Includes the effect of fair value hedge, a gain of R$4.7 (December 31, 2016 — loss of R$13.2).

(**)As of December 31, 2017, US dollar denominated working capital loans totaling R$1,383.7 were swapped to Brazilian Reais, resulting in an effective total debt denominated in foreign currency of R$1,226.1 (equivalent 35.1%) and a total in R$ of R$2,263.8 (equivalent 64.9%).

(***)FINIMP is a credit operation to import finance. FINEM, FINAME are a special credit line from BNDES (the Brazilian development bank).

Schedule of derivative transactions with banks counterparties to swap the senior notes
	Senior notes	Swap

Currency	US$	R$
Amount	US$400 million	R$1,314.6
Interest	Fixed	Floating
Interest rate	5.875%	99.1% of CDI

Schedule of long term loans maturity
	December 31,
	2017	2016

2018	—	629.6
2019	292.7	337.7
2020	434.7	330.9
2021	367.2	263.8
After 2021	1,787.2	545.6

	2,881.8	2,107.6

Schedule of assets serve as guarantees to secure the financing agreements
	December 31,
	2017	2016
Property and equipment (carrying value)
used as collateral (Note 14)	2,357.0	2,626.4

Schedule of debentures

				December 31,
	Guarantees	Interest	Final maturity	2017	2016

Fifth issue (*)	Credit cards receivable	127% of CDI p.a.	09/2019	—	1,038.3
Seventh issue (*)	Credit cards receivable	CDI + 2,85% p.a.	12/2018	—	147.9
Eight issue	Credit cards receivable	CDI + 1.50% p.a.	01/2019	202.5	—

Total				202.5	1,186.2

Current position				162.6	244.5

Non-current position				39.9	941.7

(*) In the last quarter of 2017, the Company early redeemed the remaining balance of the fifth and seventh issue for an amount of R$973.5.

Schedule of long term debentures maturity
	December 31,
	2017	2016

2018	—	470.4
2019	39.9	471.3

	39.9	941.7

Schedule of finance leases

	December 31,
	2017	2016

2017	—	222.3
2018	219.9	199.9
2019	206.1	198.8
2020	212.6	205.3
2021	159.0	152.6
After 2021	360.2	331.8

Total minimum lease payments	1,157.8	1,310.7
Less finance charges	(42.4)	(47.9)

Present value of minimum lease payments	1,115.4	1,262.8

Less short-term portion	211.9	214.2

Long-term portion	903.5	1,048.6

Schedule of covenants related to leverage and debt coverage ratios

Covenants relate to	Ratios measured

8th issuance of debentures	(i) adjusted debt coverage ratio (ICSD) equal or higher to 1.2; and (ii) leverage ratio equal or lower than 5.5.
6th issuance of Promissory Notes Aircraft financing